Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting policies [Abstract]
Schedule of consolidated subsidiaries
	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang City, China	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
SGOCO Shenzhen	Shenzhen, China	100%

Schedule of estimated useful life
Estimated Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Schedule of fair value of financial assets and liabilities
	Carrying Value at December 31, 2014	Fair Value Measurement at December 31, 2014
		Level 1	Level 2	Level 3
Warrant derivative liability	$2	$-	$2	$-

	Carrying Value at December 31, 2013	Fair Value Measurement at December 31, 2013
		Level 1	Level 2	Level 3
Warrant derivative liability	$21	$12	$9	$-